Share Capital (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of Authorized, Issued and Outstanding Share Capital

As of March 31, 2025 and December 31, 2024, the authorized, issued and outstanding share capital was as follows:

	As of March 31, 2025			As of December 31, 2024
	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
Ordinary Shares	1,329,120,000	320,542,904	315,371,680	1,329,120,000	320,121,800	314,950,576
Special Shares	156,000,000	127,771,124	127,771,124	156,000,000	127,771,124	127,771,124